Warrant Liability - Change in fair value (Details) £ in Thousands	6 Months Ended
Jun. 30, 2023 GBP (£)
Warrant Liability
Beginning balance	£ 4,961
Change in fair value	2,030
Exchange differences on translation	(204)
Ending balance	£ 2,727